Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Liabilities	$ 107.8	$ 69.4
Deferred expenditures	73.6	36.8
Employee benefits	45.5	66.9
Tax losses / credits	199.2	259.7
Intangible assets	18.5	20.1
Other	10.8	7.6
Total deferred tax assets, gross	455.4	460.5
Less: valuation allowance	(206.6)	(223.3)
Total deferred tax assets	248.8	237.2
Deferred tax liabilities
Property, plant and equipment	(25.2)	(17.4)
Intangible assets	(259.7)	(285.9)
Income recognition	(16.3)	0.0
Other	0.0	(24.8)
Total deferred tax liabilities	(301.2)	(328.1)
Total net deferred tax liabilities	$ (52.4)	$ (90.9)